9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of Related party transactions and balances

Related party transactions and balances

		Years ended			Balance due
	Services	September 30, 2025	September 30, 2024		As at September 30, 2025		As at September 30, 2024
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$171,963		$215,851	$	Nil	$	Nil
Rob Duncan	Consulting fee and share-based payment	$157,970		$172,882	$	Nil	$	Nil
Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$242,565		$224,507		$524,341		$606,564
Mark Brown	Expenses reimbursement and share-based payment	$63,025		$78,882	$	Nil	$	Nil
Marc G. Blythe	Expenses reimbursement and share-based payment	$6,376		$32,792	$	Nil		$2,115
Banyan Gold Corp (b)	Exploration services	$140,983	$	Nil		$79,528	$	Nil
TOTAL:		$782,882		$724,914		$603,869		$608,679